Inventories (Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Telecommunications equipment to be sold and materials	¥ 157,318	¥ 151,075
Projects in progress	94,334	86,325
Supplies	63,331	41,469
Total	¥ 314,983	¥ 278,869